Per Share Amounts (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Weighted-average number of shares outstanding (in shares)	72,542,071	72,513,657
Antidilutive securities excluded from EPS calculation (in shares)	4,589,042	4,480,935